Inventories	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventories [Abstract]
Inventories

4. Inventories

Inventories consist of the following:

	June 30, 2023	December 31, 2021
	US$	US$
Raw material	493,143	177,474
Work-in-process	20,501	343,795
Finished goods	977,974	560,119
Goods in transit	95,814
Low-value consumables	59,714	40,650
Total	1,647,146	1,122,038

For the six months ended June 30, 2023 and 2022, there were no writes-down of inventories.

4. Inventories

Inventories consist of the following:

	December 31, 2022	December 31, 2021
	US$	US$
Raw material	177,474	305,408
Work-in-process	343,795	224,694
Finished goods	560,119	682,699
Low-value consumables	40,650	38,592
Total	1,122,038	1,251,393

For the years ended December 31, 2022, 2021 and 2020, there were no writes-down of inventories.